Condensed Consolidated Statements of Changes In Deficiency - USD ($) $ in Thousands		3 Months Ended			12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021		Dec. 31, 2021		Dec. 31, 2020
Balance as of January 1, 2021		$ (2,430)	$ (37)		$ (37)		$ (33)
Adjusting the amount of shares in light of issuance of Appyea shares
Net Income		752	(84)		(3,181)		(4)
Issuance of shares			81	[1]	299
Shares issued in the Reverse Merger					4
Share based Compensation		252			485
Balance as of March 31, 2021		$ (1,426)	(40)		(2,430)		(37)
Balance, shares		10,482,659
Preferred Stock [Member]
Balance as of January 1, 2021
Balance, shares	[2]	300,000	225,000		225,000		36,562
Adjusting the amount of shares in light of issuance of Appyea shares
Adjusting shares issuance of AppYea, shares						[2]	188,438	[2]
Net Income
Issuance of shares				[1]
Issuance of shares, shares				[1]		[2]
Shares issued in the Reverse Merger
Shares issued in the reverse merger, shares	[2]				75,000
Share based Compensation
Balance as of March 31, 2021
Balance, shares		300,000	225,000		300,000	[2]	225,000	[2]
Common Stock [Member]
Balance as of January 1, 2021		$ 21	$ 6		$ 6		$ 6
Balance, shares	[2]	218,246,326	63,109,055		63,109,055		59,628,919
Adjusting the amount of shares in light of issuance of Appyea shares					$ 6
Adjusting shares issuance of AppYea, shares			9,611,611		65,795,623	[2]	3,480,136	[2]
Net Income
Issuance of shares				[1]	$ 5
Issuance of shares, shares			2,208,817	[1]	45,690,956	[2]
Shares issued in the Reverse Merger					$ 4
Shares issued in the reverse merger, shares	[2]				43,650,692
Share based Compensation
Balance as of March 31, 2021		$ 21	$ 6		$ 21		$ 6
Balance, shares		218,246,326	74,929,483		218,246,326	[2]	63,109,055	[2]
Additional Paid-in Capital [Member]
Balance as of January 1, 2021		$ 768	$ (5)		$ (5)		$ (5)
Adjusting the amount of shares in light of issuance of Appyea shares					(6)
Net Income
Issuance of shares			81	[1]	294
Share based Compensation		252			485
Balance as of March 31, 2021		1,020	76		768		(5)
Retained Earnings [Member]
Balance as of January 1, 2021		(3,205)	(26)		(26)		(22)
Adjusting the amount of shares in light of issuance of Appyea shares
Net Income		752	(84)		(3,179)		(4)
Issuance of shares				[1]
Shares issued in the Reverse Merger
Share based Compensation
Balance as of March 31, 2021		(2,453)	(110)		(3,205)		(26)
Total [Member]
Balance as of January 1, 2021		(2,416)	(25)		(25)		(21)
Adjusting the amount of shares in light of issuance of Appyea shares
Net Income		752	(84)		(3,179)		(4)
Issuance of shares			81	[1]	299
Shares issued in the Reverse Merger					4
Share based Compensation		252			485
Balance as of March 31, 2021		(1,412)	(28)		(2,416)		(25)
Noncontrolling Interest [Member]
Balance as of January 1, 2021		(14)	(12)		(12)		(12)
Adjusting the amount of shares in light of issuance of Appyea shares
Net Income					(2)
Issuance of shares				[1]
Shares issued in the Reverse Merger
Share based Compensation
Balance as of March 31, 2021		$ (14)	$ (12)		$ (14)		$ (12)

[1]	The number of preferred and common shares outstanding were retroactively adjusted as a result of a reverse merger and reverse split. See Note 1 and Note 9.
[2]	The number of preferred and common shares outstanding were retroactively adjusted as a result of a reverse merger and reverse split. See Note 1 and Note 9.